United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3181

(Investment Company Act File Number)

Federated Short-Intermediate Duration Municipal Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 06/30/2012

Date of Reporting Period: Quarter ended 03/31/2012

Item 1. Schedule of Investments

Federated Short-Intermediate Duration Municipal Trust

Portfolio of Investments

March 31, 2012 (unaudited)

Principal Amount			Value
		MUNICIPAL BONDS – 92.4%
		Alabama – 3.4%
$3,920,000		Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009A), 5.00% (United States Treasury COL), 5/1/2014	4,288,794
550,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2012	559,812
8,000,000		Mobile, AL IDB, PCRBs (Series 2007C), 5.00% TOBs (Alabama Power Co.) Mandatory Tender 3/19/2015	8,876,720
1,000,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50% (Jackson Hospital & Clinic, Inc.), 3/1/2013	1,015,890
1,170,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50% (Jackson Hospital & Clinic, Inc.), 3/1/2014	1,207,779
925,000		Saraland, AL, GO Warrants, 4.00%, 1/1/2014	976,079
960,000		Saraland, AL, GO Warrants, 4.50%, 1/1/2015	1,051,814
2,355,000		Tuscaloosa, AL, GO Warrants (Series 2010-B), 5.00%, 2/15/2014	2,553,809
2,470,000		Tuscaloosa, AL, GO Warrants (Series 2010-B), 5.00%, 2/15/2015	2,774,996
2,600,000		Tuscaloosa, AL, GO Warrants (Series 2010-B), 5.00%, 2/15/2016	2,999,984
		TOTAL	26,305,677
		Alaska – 0.4%
1,000,000		North Slope Borough, AK, UT GO Bonds, 5.00%, 6/30/2012	1,012,040
2,000,000		Valdez, AK Marine Terminal, Revenue Refunding Bonds (Series 2003A), 5.00% (BP PLC), 1/1/2021	2,339,380
		TOTAL	3,351,420
		Arizona – 2.2%
3,500,000		Arizona State, COP (Series 2010A), 5.00% (Assured Guaranty Corp. INS), 10/1/2015	3,934,350
3,000,000		Maricopa County, AZ Pollution Control Corp., PCR Refunding Bonds (Series 2010A), 4.00% TOBs (Public Service Co., NM), Mandatory Tender 6/1/2015	3,109,290
1,000,000		Pima County, AZ Sewer System, Revenue Bonds (Series 2011B), 4.00%, 7/1/2014	1,069,430
1,250,000		Pima County, AZ Sewer System, Revenue Bonds (Series 2011B), 5.00%, 7/1/2015	1,404,475
7,260,000		Salt River Project, AZ Agricultural Improvement & Power District, COPs, 5.00% (National Re Holdings Corp. INS), 12/1/2015	7,735,385
		TOTAL	17,252,930
		Arkansas – 0.2%
500,000		Beaver Water District of Benton and Washington Counties, AR, Revenue Refunding Bonds (Series 2010), 3.00%, 11/15/2017	538,735
1,190,000		Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	1,192,261
		TOTAL	1,730,996
		California – 9.0%
500,000		California Health Facilities Financing Authority, 5.00% (Adventist Health System/West), 3/1/2014	533,575
1,500,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 4.50% (St. Joseph Health System), 7/1/2013	1,566,915
1,500,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 5.00% (St. Joseph Health System), 7/1/2014	1,629,795
4,000,000		California Health Facilities Financing Authority, Variable Rate Health Facility Revenue Bonds (Series 2009G), 5.00% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	4,308,880
2,000,000		California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2004), 3.00% (Waste Management, Inc.), 9/1/2014	2,080,960
8,000,000	[1]	California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2009A), 2.375% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2013	8,076,240
5,000,000		California PCFA, Solid Waste Disposal Refunding Revenue Bonds (Series 1998B), 3.625% (Waste Management, Inc.), 6/1/2018	5,213,600
5,000,000		California State Department of Water Resources Power Supply Program, Revenue Bonds (Series 2010L), 5.00%, 5/1/2014	5,471,500
5,000,000		California State Department of Water Resources Power Supply Program, Revenue Bonds (Series 2010L), 5.00%, 5/1/2015	5,667,900
4,375,000		California State, Refunding Economic Recovery Bonds (Series 2009B), 5.00% TOBs (California State Fiscal Recovery Fund), Mandatory Tender 7/1/2014	4,777,150
3,000,000		California State, Various Purpose UT GO Bonds, 5.00%, 10/1/2015	3,393,750
3,975,000		California Statewide CDA, Revenue Bonds (Series 2009A), 5.00% (Kaiser Permanente), 4/1/2013	4,154,948
1,500,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.00%, 6/1/2012	1,506,735

Principal Amount			Value
$4,195,000		Los Angeles, CA USDT, Refunding COPs (Series 2010A), 5.00%, 12/1/2015	4,627,379
2,750,000		San Diego County, CA Water Authority, Subordinate Lien Water Revenue Refunding Bonds (Series 2011S-1), 5.00%, 7/1/2016	3,201,742
11,485,000		San Francisco, CA Public Utilities Commission (Water Enterprise), Water Revenue Bonds (Series 2010DE), 5.00%, 11/1/2017	13,790,040
		TOTAL	70,001,109
		Colorado – 1.6%
2,240,000		Adonea, CO Metropolitan District No. 2, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	2,235,005
100,000		Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	100,363
2,135,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2012	2,164,634
2,900,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2009B), 5.00% TOBs (Catholic Health Initiatives), Mandatory Tender 11/11/2014	3,210,909
4,570,000		E-470 Public Highway Authority, CO, Senior Revenue Bonds (SIFMA Index Term Rate Bonds)(Series 2011A), 2.91% TOBs Mandatory Tender 9/1/2014	4,573,107
		TOTAL	12,284,018
		Connecticut – 0.7%
5,000,000		Connecticut State, UT GO Bonds (Series 2010C), 5.00%, 12/1/2013	5,388,150
		District of Columbia – 0.3%
2,000,000		District of Columbia Revenue, University Refunding Revenue Bonds (Series 2009A), 5.00% (Georgetown University), 4/1/2015	2,215,980
		Florida – 5.6%
5,000,000	[2]	Citizens Property Insurance Corp. FL, SIFMA Floating Rate Notes (Series 2010A-3), 1.94%, 6/1/2013	5,029,750
7,245,000		Florida State Board of Education, UT GO Capital Outlay Refunding Bonds (Series 2010A), 5.00% (Florida State), 6/1/2017	8,633,649
1,000,000		Halifax Hospital Medical Center, FL, Hospital Revenue Refunding & Improvement Bonds (Series 2006A), 5.00%, 6/1/2012	1,005,530
2,000,000		Halifax Hospital Medical Center, FL, Hospital Revenue Refunding & Improvement Bonds (Series 2006A), 5.25%, 6/1/2015	2,164,940
5,000,000	[2]	Lakeland, FL Energy Systems, Variable Rate Energy System Refunding Bonds (Series 2009), 1.29%, 10/1/2014	5,019,550
7,800,000		Miami-Dade County, FL School Board, COPs (Series 2011B), 5.00% TOBs, Mandatory Tender 5/1/2016	8,591,076
3,000,000		Okeechobee County, FL, Solid Waste Disposal Revenue Bonds (Series 2004A), 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 1/2/2013	3,039,630
1,500,000		Orlando, FL Utilities Commission, Utility System Revenue Refunding Bonds (Series 2011B), 5.00%, 10/1/2018	1,797,390
1,000,000		Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.00% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2013	1,049,170
1,000,000		Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.00% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2014	1,072,560
5,000,000		Tampa Bay, FL Water Utility System, Refunding Revenue Bonds (Series 2011B), 5.00%, 10/1/2018	6,035,650
		TOTAL	43,438,895
		Georgia – 2.8%
2,500,000		Atlanta, GA Airport Passenger Facilities Charge Revenue, Subordinate Lien General Revenue Bonds (Series 2010B), 5.00%, 1/1/2018	2,902,625
3,000,000		Atlanta, GA Water & Wastewater, Revenue Bonds (Series 1999A), 5.50% (FGIC and National Public Finance Guarantee Corporation INS), 11/1/2012	3,089,490
2,665,000		Burke County, GA Development Authority, PCRBs (Series 2011A), 2.50% TOBs (Oglethorpe Power Corp.), Mandatory Tender 3/1/2013	2,708,893
600,000		DeKalb County, GA Water & Sewerage, Revenue Bonds (Series 2011A), 4.00%, 10/1/2014	647,982
950,000		DeKalb County, GA Water & Sewerage, Revenue Bonds (Series 2011A), 4.00%, 10/1/2015	1,047,859
3,000,000		Fulton County, GA Water & Sewage System, Revenue Refunding Bonds (Series 2011), 5.00%, 1/1/2019	3,612,000
2,000,000		Georgia State Road and Tollway Authority, Federal Highway Grant Anticipation Revenue Bonds (Series 2009-A), 5.00%, 6/1/2012	2,016,200
2,000,000		Municipal Electric Authority of Georgia, Combined Cycle Project Revenue Bonds (Series 2012A), 5.00%, 11/1/2016	2,319,680
1,000,000		Municipal Electric Authority of Georgia, Combined Cycle Project Revenue Bonds (Series 2012A), 5.00%, 11/1/2018	1,181,740
2,000,000		Public Gas Partners, Inc., GA, Gas Project Revenue Bonds (Gas Supply Pool No. 1 Series 2009A), 5.00%, 10/1/2015	2,232,560
		TOTAL	21,759,029
		Illinois – 3.7%
3,500,000		Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2010B), 5.00% TOBs, Mandatory Tender 1/1/2015	3,803,310
1,875,000		Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011B), 5.00%, 1/1/2018	2,148,450

Principal Amount		Value
$2,000,000	Chicago, IL Water Revenue, Second Lien Water Refunding Revenue Bonds (Series 2008), 5.00% (Assured Guaranty Municipal Corp. INS), 11/1/2015	2,286,120
2,000,000	Illinois Finance Authority, Gas Supply Refunding Revenue Bonds (Series 2010), 2.125% TOBs (Peoples Gas Light & Coke Co.), Mandatory Tender 7/1/2014	2,022,240
2,500,000	Illinois Finance Authority, Revenue Bonds (Series 2011IL), 3.00% (Trinity Healthcare Credit Group), 12/1/2017	2,668,500
1,510,000	Illinois State Sales Tax, Sales Tax Revenue Bonds (Junior Obligation Series June 2010), 5.00%, 6/15/2013	1,594,122
3,990,000	Illinois State, GO Refunding Bonds (Series February 2010), 5.00%, 1/1/2013	4,118,837
4,000,000	Illinois State, Refunding UT GO Bonds (Series 2010), 5.00%, 1/1/2018	4,516,560
2,205,000	Kendall, Kane, & Will Counties, IL Community United School District No. 308, Refunding GO School Bonds (Series 2012), 4.00%, 10/1/2018	2,465,521
2,680,000	Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 5.00%, 6/1/2017	3,008,461
	TOTAL	28,632,121
	Indiana – 3.1%
2,500,000	Indiana Health Facility Financing Authority, Revenue Bonds (Series 2005A-8), 5.00% TOBs (Ascension Health Subordinate Credit Group), Mandatory Tender 7/28/2016	2,863,700
4,000,000	Indiana Health Facility Financing Authority, Revenue Bonds (Series 2005A-9), 5.00% TOBs (Ascension Health Subordinate Credit Group), Mandatory Tender 6/1/2017	4,576,720
1,270,000	Indiana State Finance Authority, Environmental Facilities Refunding Revenue Bonds (Series 2009B), 4.90% (Indianapolis, IN Power & Light Co.), 1/1/2016	1,392,339
1,000,000	Indiana State Finance Authority, Second Lien Wastewater Utility Revenue Bonds (Series 2011B), 5.00% (CWA Authority), 10/1/2018	1,163,850
2,500,000	Indiana State Finance Authority, Second Lien Wastewater Utility Revenue Bonds (Series 2011B), 5.00% (CWA Authority), 10/1/2019	2,926,475
1,000,000	Jasper County, IN, PCR Refunding Bonds (Series 1994B), 5.20% (Northern Indiana Public Service Company)/(National Public Finance Guarantee Corporation INS), 6/1/2013	1,038,620
900,000	Purdue University, IN, Student Fee Bonds (Series 2010Y), 4.50%, 7/1/2015	1,011,960
5,000,000	Whiting, IN Environmental Facilities, Bonds (Series 2005), 5.00% (BP PLC), 7/1/2017	5,790,200
3,000,000	Whiting, IN Environmental Facilities, Revenue Bonds (Series 2009), 5.25% (BP PLC), 1/1/2021	3,566,940
	TOTAL	24,330,804
	Iowa – 0.1%
1,000,000	Iowa Finance Authority, PCR Refunding Bonds (Series 2005), 5.00% (Interstate Power and Light Co.)/(FGIC INS), 7/1/2014	1,082,560
	Kansas – 0.1%
350,000	Lawrence, KS, Hospital Revenue Bonds (Series 2006), 5.00% (Lawrence Memorial Hospital), 7/1/2012	353,602
	Louisiana – 1.1%
2,000,000	DeSoto Parish, LA, PCR Refunding Bonds (Series 2010), 3.25% TOBs (Southwestern Electric Power Co.), Mandatory Tender 1/2/2015	2,070,480
6,000,000	Louisiana State Offshore Terminal Authority, Deepwater Port Revenue Bonds (Series 2010B-2), 2.10% TOBs (Loop LLC), Mandatory Tender 10/1/2014	6,101,460
	TOTAL	8,171,940
	Maryland – 0.8%
5,270,000	Prince Georges County, MD, GO Consolidated Public Improvement Bonds (Series 2010A), 5.00%, 9/15/2018	6,469,716
	Massachusetts – 3.1%
2,000,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds (Series 2010B), 5.00%, 1/1/2015	2,213,200
1,000,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds (Series 2010B), 5.00%, 1/1/2017	1,149,050
1,000,000	Massachusetts HEFA, Revenue Bonds (Series 2008 T-2), 4.10% TOBs (Northeastern University), Mandatory Tender 4/19/2012	1,002,010
3,750,000	Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 6 Series 2012A), 5.00%, 7/1/2016	4,318,800
1,875,000	Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds, Nuclear Project 3 (Series 2011), 5.00%, 7/1/2015	2,091,412
2,120,000	Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds, Project 6 (Series 2011), 5.00%, 7/1/2017	2,420,892
8,500,000	Massachusetts State HFA, Construction Loan Notes (Series 2009D), 5.00%, 9/1/2012	8,663,455
2,000,000	Massachusetts State SO, Dedicated Tax Revenue Bonds, 5.25% (United States Treasury PRF 1/1/2014@100), 1/1/2020	2,168,140
	TOTAL	24,026,959
	Michigan – 3.4%
1,375,000	Grand Rapids, MI Water Supply System, Refunding Revenue Bonds (Series 2010), 5.00%, 1/1/2016	1,583,656

Principal Amount		Value
$1,500,000	Grand Rapids, MI Water Supply System, Refunding Revenue Bonds (Series 2010), 5.00%, 1/1/2017	1,764,810
750,000	Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Series 2006A), 5.00% (Henry Ford Health System, MI), 11/15/2012	767,708
1,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 2010B), 5.00% (Ascension Health Credit Group), 11/15/2016	1,149,770
3,335,000	Michigan State Hospital Finance Authority, Variable Rate Revenue Bonds (Series 1999B-3), 2.00% TOBs (Ascension Health Credit Group), Mandatory Tender 8/1/2014	3,420,376
3,000,000	Michigan State Strategic Fund, Solid Waste Disposal LT Obligation Revenue Refunding Bonds (Series 2004), 2.80% (Waste Management, Inc.), 12/1/2013	3,062,280
1,000,000	Michigan State Trunk Line, Revenue Bonds, 5.25% (FGIC INS)/(National Public Finance Guarantee Corporation LOC), 11/1/2013	1,076,100
8,875,000	Michigan Strategic Fund, Adjustable Rate Demand LO Refunding Revenue Bonds (Series 1995C), 2.125% TOBs (Detroit Edison Co.), Mandatory Tender 9/1/2016	9,014,781
1,000,000	Michigan Strategic Fund, LT Obligation Revenue Bonds (Series 2011), 5.00% (Michigan State), 10/15/2019	1,144,600
1,170,000	Michigan Strategic Fund, LT Obligation Revenue Bonds (Series 2011), 5.00% (Michigan State), 10/15/2020	1,340,410
1,230,000	Michigan Strategic Fund, Variable Rate LO Refunding Revenue Bonds (Series 2009CT), 3.05% TOBs (Detroit Edison Co.), Mandatory Tender 12/3/2012	1,246,888
1,000,000	Western Townships MI, Utilities Authority, Sewage Disposal System Refunding LT GO Bonds (Series 2009), 4.00%, 1/1/2013	1,025,490
	TOTAL	26,596,869
	Minnesota – 0.2%
300,000	St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006), 5.00% (HealthPartners Obligated Group), 5/15/2012	301,416
1,000,000	Tobacco Securitization Authority, MN, Minnesota Tobacco Settlement Revenue Bonds (Series 2011), 5.00%, 3/1/2017	1,131,900
	TOTAL	1,433,316
	Mississippi – 1.2%
3,185,000	Mississippi Development Bank, SO Bonds (Series 2010A), 5.00%, 1/1/2014	3,415,594
1,000,000	Mississippi Development Bank, Wilkinson County Correctional Facility Refunding Bonds (Series 2008D), 5.00% (Mississippi State Department of Corrections)/(United States Treasury COL), 8/1/2012	1,016,110
1,000,000	Mississippi Development Bank, Wilkinson County Correctional Facility Refunding Bonds (Series 2008D), 5.00% (Mississippi State Department of Corrections)/(United States Treasury COL), 8/1/2015	1,142,000
3,250,000	Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds (2010 Series 1), 5.00% (North Mississippi Health Services), 10/1/2017	3,794,960
	TOTAL	9,368,664
	Missouri – 0.3%
1,240,000	Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran Senior Services), 2/1/2013	1,263,696
1,000,000	St. Louis, MO Municipal Finance Corp., City Justice Center Leasehold Revenue Refunding Bonds (Series 2011), 5.00% (St. Louis, MO), 2/15/2017	1,126,770
	TOTAL	2,390,466
	Nebraska – 1.2%
730,000	Lancaster County, NE Hospital Authority No. 1, 5.00% (BryanLGH Health System), 6/1/2012	735,271
570,000	Nebraska Public Power District, General Revenue Bonds (Series 2011A), 4.00%, 1/1/2015	621,682
570,000	Nebraska Public Power District, General Revenue Bonds (Series 2011A), 5.00%, 1/1/2016	653,083
850,000	Nebraska Public Power District, General Revenue Bonds (Series 2011A), 5.00%, 1/1/2017	991,916
350,000	Nebraska Public Power District, General Revenue Bonds (Series 2012A), 3.00%, 1/1/2020	369,593
500,000	Nebraska Public Power District, General Revenue Bonds (Series 2012A), 3.50%, 1/1/2019	548,800
1,000,000	Nebraska Public Power District, General Revenue Bonds (Series 2012A), 4.00%, 1/1/2018	1,126,690
500,000	Nebraska Public Power District, General Revenue Bonds (Series 2012A), 4.00%, 1/1/2020	563,435
1,175,000	Nebraska Public Power District, General Revenue Bonds (Series 2012A), 5.00%, 1/1/2019	1,400,682
2,000,000	Nebraska Public Power District, General Revenue Bonds (Series 2012A), 5.00%, 1/1/2021	2,406,500
	TOTAL	9,417,652
	Nevada – 1.1%
3,875,000	Clark County, NV Airport System, Passenger Facility Charge Refunding Revenue Bonds (Series 2010F-1), 5.00%, 7/1/2014	4,210,730
1,000,000	Clark County, NV, IDRB (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	1,036,770
425,000	Henderson, NV, Health Facility Revenue Bonds (Series 2007B), 5.00% (Catholic Healthcare West), 7/1/2013	446,543

Principal Amount		Value
$2,250,000	Washoe County, NV School District, Refunding LT GO Bonds (Series 2012A), 4.00%, 6/1/2019	2,521,643
	TOTAL	8,215,686
	New Jersey – 0.6%
2,000,000	New Jersey EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State), 3/1/2014	2,158,440
1,000,000	New Jersey Health Care Facilities Financing Authority, Refunding Bonds (Series 2011), 5.00% (Meridian Health System Obligated Group), 7/1/2018	1,137,640
1,000,000	New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2011B), 5.00% (New Jersey State), 6/15/2018	1,171,560
	TOTAL	4,467,640
	New Mexico – 0.5%
2,450,000	Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC INS), Mandatory Tender 8/1/2012	2,469,233
1,085,000	Sandoval County, NM, Incentive Payment Refunding Revenue Bonds (Series 2005), 4.00% (Intel Corp.), 6/1/2015	1,119,275
	TOTAL	3,588,508
	New York – 8.5%
2,500,000	Erie County, NY IDA, School Facility Refunding Revenue Bonds (Series 2011B), 5.00% (Buffalo, NY City School District), 5/1/2018	2,953,475
1,000,000	Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2010A), 5.00%, 5/1/2014	1,087,080
1,000,000	Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2010A), 5.00%, 5/1/2015	1,122,230
2,000,000	Metropolitan Transportation Authority, NY, Transportation Revenue Bonds (Series 2005D), 5.00% (MTA Transportation Revenue), 11/15/2016	2,324,740
1,000,000	Metropolitan Transportation Authority, NY, Transportation Revenue Bonds (Series 2005G), 5.00% (MTA Transportation Revenue), 11/15/2017	1,174,770
5,000,000	Nassau County, NY, (Series 2011A), 2.50% TANs, 9/30/2012	5,054,250
2,165,000	Nassau County, NY, Refunding UT GO Bonds (Series 2009E), 4.00%, 6/1/2013	2,244,434
2,600,000	New York City Housing Development Corp., MFH Revenue Bonds (Series B-2), 2.05%, 5/1/2014	2,644,694
3,825,000	New York City, NY TFA, Future Tax Secured Bonds (Series 2010I-2), 5.00%, 11/1/2017	4,587,399
2,055,000	New York City, NY, UT GO Bonds (Fiscal 2010 Series C), 5.00%, 8/1/2013	2,184,116
3,000,000	New York City, NY, UT GO Bonds (Fiscal 2011 Series B), 5.00%, 8/1/2017	3,560,670
2,655,000	New York City, NY, UT GO Bonds (Series 2005O), 5.00%, 6/1/2013	2,801,689
2,000,000	New York City, NY, UT GO Bonds (Series 2012F), 5.00%, 8/1/2017	2,373,780
2,000,000	New York City, NY, UT GO Bonds (Series 2012F), 5.00%, 8/1/2018	2,392,820
2,000,000	New York City, NY, UT GO Bonds (Series 2012F), 5.00%, 8/1/2019	2,414,420
1,345,000	New York City, NY, UT GO Bonds (Series A), 5.00%, 8/1/2016	1,566,871
500,000	New York City, NY, UT GO Bonds (Series A-1), 5.00%, 8/1/2018	598,205
1,005,000	New York City, NY, UT GO Bonds (Series C), 5.00%, 8/1/2018	1,202,392
4,000,000	New York State Dormitory Authority, Revenue Bonds (Series 2011A), 5.00% (School District Financing Program), 10/1/2016	4,613,040
8,000,000	New York State Urban Development Corp., Service Contract Revenue Refunding Bonds (Series 2010B), 5.00%, 1/1/2016	9,137,440
3,000,000	New York State, Refunding UT GO Bonds (Series 2011C), 5.00%, 9/1/2014	3,339,870
2,000,000	Suffolk County, NY EDC, Revenue Bonds (Series 2011), 5.00% (Catholic Health Services of Long Island Obligated Group), 7/1/2018	2,301,440
4,000,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Mandatory Tender Bonds (Series 2009A-1), 4.00% TOBs, Mandatory Tender 11/15/2012	4,093,680
	TOTAL	65,773,505
	North Carolina – 2.4%
1,145,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2010A), 5.00%, 1/1/2015	1,268,706
1,000,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, 5.00% (Assured Guaranty Corp. INS), 1/1/2013	1,032,600
2,840,000	North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds (Series 2003F), 5.50%, 1/1/2014	3,073,391
2,550,000	North Carolina Medical Care Commission, Hospital Revenue Refunding Bonds (Series 2010), 5.00% (North Carolina Baptist), 6/1/2014	2,790,695
1,245,000	North Carolina Medical Care Commission, Hospital Revenue Refunding Bonds (Series 2010), 5.00% (North Carolina Baptist), 6/1/2015	1,392,420
1,500,000	North Carolina Municipal Power Agency No. 1, Refunding Revenue Bonds (Series 2008A), 5.25%, 1/1/2017	1,763,850
3,000,000	North Carolina State, UT GO Bonds (Series 2003), 5.00%, 5/1/2012	3,012,540

Principal Amount			Value
$2,000,000		North Carolina State, UT GO Bonds (Series 2006A), 5.00%, 6/1/2014	2,199,800
2,000,000		Wake County, NC, Public Improvement UT GO Bonds, 5.00%, 3/1/2015	2,259,700
		TOTAL	18,793,702
		Ohio – 4.6%
2,000,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-2), 5.00%, 6/1/2014	2,104,880
1,800,000		Cleveland, OH Public Power System, Revenue Refunding Bonds (Series 2010), 5.00%, 11/15/2016	2,052,324
2,685,000		Cleveland, OH Public Power System, Revenue Refunding Bonds (Series 2010), 5.00%, 11/15/2017	3,085,709
2,000,000		Ohio State Air Quality Development Authority, Air Quality Revenue Refunding Bonds (Series 2009A), 3.875% TOBs (Columbus Southern Power Company), Mandatory Tender 6/1/2014	2,070,020
8,630,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2006A), 2.25% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 6/3/2013	8,676,257
2,000,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2009-A), 5.70% (FirstEnergy Solutions Corp.), 2/1/2014	2,140,920
4,000,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2009-D), 4.75% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 8/1/2012	4,040,160
795,000		Ohio State Building Authority, State Facilities Refunding Revenue Bonds (Series 2010C), 5.00%, 10/1/2016	929,697
2,000,000		Ohio State Building Authority, State Facilities Refunding Revenue Bonds (Series 2010C), 5.00%, 10/1/2018	2,390,820
500,000		Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2011A), 4.00% (University of Dayton), 12/1/2012	511,150
800,000		Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2011A), 4.00% (University of Dayton), 12/1/2013	839,488
625,000		Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2011A), 4.00% (University of Dayton), 12/1/2016	687,481
1,720,000		Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2011A), 5.00% (University of Dayton), 12/1/2014	1,888,835
1,000,000		Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2011A), 5.00% (University of Dayton), 12/1/2017	1,159,780
3,000,000		Ohio State University, 5.00%, 12/1/2013	3,232,260
		TOTAL	35,809,781
		Oklahoma – 3.0%
5,000,000		Grand River Dam Authority, OK, Refunding Revenue Bonds (Series 2002A), 5.00% (Assured Guaranty Municipal Corp. INS), 6/1/2012	5,040,600
1,580,000		Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2010), 4.00% (Putnam City Public Schools), 3/1/2013	1,624,461
2,000,000		Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 4.00% (Midwest City-Del City Public Schools), 3/1/2018	2,205,420
2,700,000		Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 4.00% (Midwest City-Del City Public Schools), 3/1/2019	2,984,013
3,065,000		Oklahoma State Capital Improvement Authority, State Facilities Refunding Revenue Bonds (Series 2010A), 5.00% (Oklahoma State), 7/1/2016	3,589,544
3,150,000		Oklahoma State Capital Improvement Authority, State Facilities Refunding Revenue Bonds (Series 2010A), 5.00% (Oklahoma State), 7/1/2017	3,760,187
1,255,000		Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2011), 3.125% (Broken Arrow Public Schools), 9/1/2018	1,338,633
2,600,000		Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2011), 5.00% (Broken Arrow Public Schools), 9/1/2019	3,076,268
		TOTAL	23,619,126
		Pennsylvania – 6.5%
3,000,000		Allegheny County Sanitation Authority, Sewer Revenue Bonds (Series 2011), 5.00% (Assured Guaranty Municipal Corp. INS), 6/1/2018	3,463,680
4,300,000	[2]	Allegheny County, PA HDA Authority, Adjustable Rate Hospital Revenue Bonds (Series 2010F), 1.24% (UPMC Health System), 5/15/2038	4,300,516
4,125,000		Allegheny County, PA HDA, Revenue Bonds (Series 2010A), 5.00% (UPMC Health System), 5/15/2015	4,596,611
1,000,000		Allegheny County, PA Port Authority, Special Revenue Transportation Refunding Bonds (Series 2011), 5.00%, 3/1/2017	1,148,930
6,650,000		Pennsylvania EDFA, (Series B), 0.70% TOBs (Republic Services, Inc.), Mandatory Tender 4/2/2012	6,650,000
2,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Refunding Bonds (Series 2009A), 3.00% TOBs (PPL Energy Supply, LLC), Mandatory Tender 9/1/2015	2,036,040
1,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Refunding Bonds (Series 2009B), 3.00% TOBs (PPL Energy Supply, LLC), Mandatory Tender 9/1/2015	1,018,020
1,215,000		Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds (Series 2006), 2.75% (Waste Management, Inc.), 9/1/2013	1,240,819

Principal Amount			Value
$2,795,000		Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds, 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 12/3/2012	2,828,400
1,250,000		Pennsylvania HFA, SFM Revenue Bonds (Series 2011-112), 5.00%, 10/1/2015	1,409,238
1,250,000		Pennsylvania HFA, SFM Revenue Bonds (Series 2011-112), 5.00%, 10/1/2016	1,430,412
4,000,000		Pennsylvania Intergovernmental Coop Authority, Special Tax Revenue Refunding Bonds (Series 2010), 5.00%, 6/15/2015	4,531,880
3,000,000		Pennsylvania Intergovernmental Coop Authority, Special Tax Revenue Refunding Bonds (Series 2010), 5.00%, 6/15/2016	3,497,730
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2008B), 5.00% (University of Pennsylvania Health System), 8/15/2013	1,058,840
3,970,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010A), 5.00% (UPMC Health System), 5/15/2014	4,301,535
4,250,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010E), 5.00% (UPMC Health System), 5/15/2015	4,735,903
1,000,000		Philadelphia, PA Airport System, Airport Revenue Bonds (Series 2010A), 5.00%, 6/15/2015	1,115,410
1,165,000		Philadelphia, PA Airport System, Airport Revenue Bonds (Series 2010A), 5.00%, 6/15/2017	1,331,315
		TOTAL	50,695,279
		Rhode Island – 1.8%
3,690,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 5.00%, 8/1/2017	4,346,525
4,200,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 5.00%, 8/1/2018	5,018,790
4,120,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 5.00%, 8/1/2019	4,946,266
		TOTAL	14,311,581
		South Carolina – 2.2%
1,000,000		Piedmont Municipal Power Agency, SC, Electric Refunding Revenue Bonds (Series 2010A-2), 5.00%, 1/1/2018	1,153,410
2,000,000		Piedmont Municipal Power Agency, SC, Electric Revenue Refunding Bonds (Series 2009A-2), 5.00%, 1/1/2015	2,206,300
5,000,000		Piedmont Municipal Power Agency, SC, Refunding Revenue Bonds (Series 2008A-3), 5.00%, 1/1/2016	5,649,850
2,000,000		Richland County, SC, Environmental Improvement Revenue & Refunding Bonds (Series 2007A), 4.60% (International Paper Co.), 9/1/2012	2,026,820
5,850,000	[2]	South Carolina Jobs-EDA, Hospital Revenue Bonds (Floating Rate Notes), 0.94% TOBs (Palmetto Health Alliance) Mandatory Tender 8/1/2013	5,781,321
		TOTAL	16,817,701
		Tennessee – 1.5%
1,000,000		Memphis, TN Electric System, Subordinate Revenue Refunding Bonds (Series 2010), 5.00%, 12/1/2014	1,118,350
750,000		Memphis, TN Electric System, Subordinate Revenue Refunding Bonds (Series 2010), 5.00%, 12/1/2015	866,325
1,500,000		Metropolitan Government Nashville & Davidson County, TN Water & Sewer, Subordinate Lien Water & Sewer Revenue Refunding Bonds (Series 2012), 5.00%, 7/1/2018	1,791,435
935,000		Metropolitan Government Nashville & Davidson County, TN Water & Sewer, Subordinate Lien Water & Sewer Revenue Refunding Bonds (Series 2012), 5.00%, 7/1/2019	1,125,216
4,000,000		Metropolitan Government Nashville & Davidson County, TN, UT GO Refunding Bonds (Series 2010D), 5.00%, 7/1/2016	4,691,840
2,000,000		Metropolitan Nashville, TN Airport Authority, Airport Improvement Refunding Revenue Bonds (Series 2010B), 4.00% (Assured Guaranty Municipal Corp. INS), 7/1/2015	2,185,480
		TOTAL	11,778,646
		Texas – 6.1%
1,165,000		Bryan, TX, Revenue Refunding Bonds (Series 2010), 3.00% (Bryan, TX Electric System), 7/1/2013	1,167,493
1,275,000		Bryan, TX, Revenue Refunding Bonds (Series 2010), 5.00% (Bryan, TX Electric System), 7/1/2016	1,288,655
2,000,000		Dallas, TX, LT GO Refunding Bonds (Series 2010C), 5.00%, 2/15/2016	2,313,460
1,000,000		Dallas, TX, LT GO Refunding Bonds (Series 2010C), 5.00%, 2/15/2017	1,181,640
1,750,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.00%, 11/1/2018	2,068,045
3,250,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.00%, 11/1/2019	3,841,468
2,000,000		Harris County, TX Cultural Education Facilities Finance Corp., Revenue Bonds (Series 2008B0), 5.25% (Methodist Hospital, Harris County, TX), 12/1/2014	2,233,840
1,000,000		Houston, TX Airport System, Senior Lien Revenue & Refunding Bonds (Series 2009A), 5.00%, 7/1/2015	1,121,870
2,375,000		Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2010C), 4.00%, 11/15/2016	2,702,560
1,790,000		Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2010C), 5.00%, 11/15/2016	2,117,695
2,335,000		Houston, TX Hotel Occupancy Tax, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011A), 5.00%, 9/1/2018	2,653,517
335,000		Lubbock, TX HFDC, Refunding Revenue Bonds (Series 2008B), 5.00% (St. Joseph Health System), 7/1/2013	352,025
500,000		Lubbock, TX HFDC, Refunding Revenue Bonds (Series 2008B), 5.00% (St. Joseph Health System), 7/1/2014	542,445

Principal Amount		Value
$1,090,000	Lubbock, TX HFDC, Refunding Revenue Bonds (Series 2008B), 5.00% (St. Joseph Health System), 7/1/2015	1,210,652
3,570,000	Lubbock, TX HFDC, Refunding Revenue Bonds (Series 2008B), 5.00% (St. Joseph Health System), 7/1/2019	4,097,289
3,000,000	Mission, TX EDC, Solid Waste Disposal Revenue Bonds (Series 2006), 3.75% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2015	3,177,960
2,000,000	North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2011B), 5.00%, 1/1/2019	2,299,440
2,375,000	Texas State Public Finance Authority, Refunding UT GO Bonds (Series 2011), 5.00% (Texas State), 10/1/2018	2,884,913
2,600,000	Texas State Public Finance Authority, UT GO Refunding Bonds (Series 2010A), 5.00% (Texas State), 10/1/2016	3,069,378
3,105,000	Texas State Public Finance Authority, UT GO Refunding Bonds (Series 2010A), 5.00% (Texas State), 10/1/2017	3,728,732
2,000,000	Texas State Transportation Commission, Mobility Fund Revenue Bonds (Series 2006), 5.00% (Texas State), 4/1/2012	2,000,260
1,110,000	Texas State, College Student Loan Bonds (Series 2010), 5.00%, 8/1/2014	1,227,727
	TOTAL	47,281,064
	Utah – 1.6%
1,000,000	Intermountain Power Agency, UT, Subordinated Power Supply Revenue Refunding Bonds (Series 2008A), 5.25%, 7/1/2013	1,060,930
1,000,000	Intermountain Power Agency, UT, Subordinated Power Supply Revenue Refunding Bonds (Series 2008A), 5.50%, 7/1/2014	1,059,750
1,350,000	Riverton, UT Hospital Revenue Authority, Hospital Revenue Bonds (Series 2009), 5.00% (IHC Health Services, Inc.), 8/15/2015	1,534,788
3,000,000	Utah County, UT IDA, Environmental Improvement Revenue Refunding Bonds (Series 2011), 5.375% (United States Steel Corp.), 11/1/2015	3,077,910
5,000,000	Utah State, UT GO Bonds (Series 2009C), 5.00%, 7/1/2017	6,012,350
	TOTAL	12,745,728
	Virginia – 3.0%
4,800,000	Charles City County, VA EDA, Variable Rate Demand Solid Waste Disposal Revenue Bonds (Series 2004A), 3.125% TOBs (Waste Management, Inc.), Mandatory Tender 11/1/2016	4,900,896
2,000,000	Louisa, VA IDA, PCR Refunding Bonds (Series 2008C), 1.50% TOBs (Virginia Electric & Power Co.), Mandatory Tender 12/1/2014	2,006,980
1,800,000	Norton, VA, Refunding UT GO Bonds (Series 2010), 3.00%, 1/1/2015	1,808,622
3,500,000	Pittsylvania County, VA, UT GO School Refunding Notes (Series 2010A), 3.50%, 7/15/2013	3,509,765
1,000,000	Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2019	1,162,330
2,000,000	Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2020	2,328,540
3,000,000	Virginia Peninsula Port Authority, Revenue Refunding Bonds (Series 2003), 2.375% TOBs (Dominion Terminal Associates)/(Dominion Resources, Inc. GTD) 10/1/2016	3,035,910
3,000,000	Virginia State, Refunding UT GO Bonds (Series 2004B), 5.00%, 6/1/2012	3,024,660
1,430,000	York County, VA EDA, PCR Refunding Bonds (Series 2009A), 4.05% TOBs (Virginia Electric & Power Co.), Mandatory Tender 5/1/2014	1,507,234
	TOTAL	23,284,937
	Washington – 1.7%
2,170,000	Chelan County, WA Public Utility District No. 1, Consolidated System Subordinate Revenue Notes (Series 2008A), 5.00%, 7/1/2013	2,294,601
1,500,000	Port of Bellingham, WA Industrial Development Corp., Revenue Refunding Bonds (Series 2003A), 5.00% (BP PLC), 1/1/2016	1,689,090
1,000,000	Seattle, WA Municipal Light & Power, Refunding Revenue Bonds (Series 2010B), 5.00%, 2/1/2016	1,154,860
1,000,000	Seattle, WA Municipal Light & Power, Refunding Revenue Bonds (Series 2010B), 5.00%, 2/1/2017	1,178,420
2,500,000	Snohomish County, WA Public Utility District No. 1, Generation System Revenue Refunding Bonds, 5.00%, 12/1/2013	2,693,250
2,500,000	Snohomish County, WA Public Utility District No. 1, Generation System Revenue Refunding Bonds, 5.00%, 12/1/2014	2,795,175
1,105,000	Washington State Higher Education Facilities Authority, Revenue Refunding Bonds (Series 2006), 5.00% (Pacific Lutheran University)/(Radian Asset Assurance, Inc. INS), 11/1/2012	1,124,459
	TOTAL	12,929,855
	West Virginia – 0.8%
1,000,000	West Virginia EDA, PCR Refunding Bonds (Series 2008C), 4.85% TOBs (Appalachian Power Co.), Mandatory Tender 9/4/2013	1,045,660
5,000,000	West Virginia EDA, Solid Waste Disposal Facilities Revenue Bonds (Series 2010A), 3.125% TOBs (Ohio Power Co.), Mandatory Tender 4/1/2015	5,168,300
	TOTAL	6,213,960
	Wisconsin – 1.5%
1,075,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2010A), 5.00% (Aurora Health Care, Inc.), 4/15/2013	1,119,957
4,785,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2011A), 5.00% (Gundersen Lutheran), 10/15/2019	5,383,603
1,310,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2011A), 5.00% (Gundersen Lutheran), 10/15/2020	1,470,737

Principal Amount		Value
$425,000	Wisconsin State HEFA, Revenue Bonds, Series 2006A, 5.00% (Marshfield Clinic), 2/15/2013	436,343
2,500,000	Wisconsin State, GO Refunding Bonds (Series 2011-1), 5.00%, 5/1/2016	2,914,675
	TOTAL	11,325,315
	Wyoming – 0.5%
3,650,000	Albany County, WY, PCRBs (Series 1985), 2.20% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2012	3,653,869
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $697,688,729)	717,308,756
	SHORT-TERM MUNICIPALS – 6.9%[3]
	District Of Columbia – 0.6%
4,900,000	District of Columbia Revenue, (Series 2008) Daily VRDNs (American University)/(Bank of America N.A. LOC), 0.22%, 4/2/2012	4,900,000
	Georgia – 1.4%
2,000,000	Burke County, GA Development Authority, (1st Series 2009) Daily VRDNs (Georgia Power Co.), 0.26%, 4/2/2012	2,000,000
5,500,000	Monroe County, GA Development Authority, (Second Series 2006) Daily VRDNs (Georgia Power Co.), 0.24%, 4/2/2012	5,500,000
3,400,000	Richmond County, GA Development Authority, (Series 2008A) Weekly VRDNs (MCG Health, Inc.)/(Bank of America N.A. LOC), 0.27%, 4/4/2012	3,400,000
	TOTAL	10,900,000
	Louisiana – 0.4%
3,000,000	Ascension Parish, LA IDB, (Series 2011) Weekly VRDNs (Impala Warehousing LLC)/(Natixis LOC), 1.07%, 4/5/2012	3,000,000
	Massachusetts – 0.7%
5,500,000	Commonwealth of Massachusetts, (Series 2000A) Daily VRDNs (Bank of America N.A. LIQ), 0.26%, 4/2/2012	5,500,000
	New York – 0.9%
2,100,000	New York City, NY Municipal Water Finance Authority, (Series 2001F-1) Daily VRDNs (Dexia Credit Local LIQ), 0.30%, 4/2/2012	2,100,000
5,275,000	New York City, NY, (Fiscal 2008 Subseries J-5) Daily VRDNs (Dexia Credit Local LIQ), 0.30%, 4/2/2012	5,275,000
	TOTAL	7,375,000
	Ohio – 0.5%
2,300,000	Geauga County, OH, Revenue Bonds (Series 2007A) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.28%, 4/2/2012	2,300,000
1,250,000	Ohio State Higher Educational Facility Commission, (Series 2008B) Weekly VRDNs (University Hospitals Health System, Inc.)/(RBS Citizens Bank N.A. LOC), 0.25%, 4/4/2012	1,250,000
	TOTAL	3,550,000
	Tennessee – 2.4%
14,500,000	Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-3-A) Daily VRDNs (Cumberland County, TN)/(KBC Bank N.V. LOC), 0.55%, 4/2/2012	14,500,000
3,750,000	Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-E-1) Weekly VRDNs (Oak Ridge, TN)/(KBC Bank N.V. LOC), 0.76%, 4/4/2012	3,750,000
	TOTAL	18,250,000
	TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $53,475,000)	53,475,000
	TOTAL MUNICIPAL INVESTMENTS — 99.3% (IDENTIFIED COST $751,163,729)[4]	770,783,756
	OTHER ASSETS AND LIABILITIES - NET — 0.7%[5]	5,606,865
	TOTAL NET ASSETS — 100%	$776,390,621

At March 31, 2012, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2012, this restricted security amounted to $8,076,240, which represented 1.0% of total net assets.
2	Floating rate note with current rate shown.
3	Current rate and next reset date shown for Variable Rate Demand Notes.

4	At March 31, 2012, the cost of investments for federal tax purposes was $751,075,978. The net unrealized appreciation from investments was $19,707,778. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $20,339,630 and net unrealized depreciation from investments for those securities having an excess of cost over value of $631,852.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2012, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

CDA	— Community Development Authority
COL	— Collateralized
COP	— Certificate of Participation
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDFA	— Economic Development Finance Authority
FGIC	— Financial Guaranty Insurance Company
GO	— General Obligation
GTD	— Guaranteed
HDA	— Hospital Development Authority
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDRB	— Industrial Development Revenue Bond
INS	— Insured
LIQ	— Liquidity Agreement
LO	— Limited Obligation
LOC	— Letter of Credit
LT	— Limited Tax
MFH	— Multi-Family Housing
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PCRBs	— Pollution Control Revenue Bonds
PRF	— Pre-refunded
SFM	— Single Family Mortgage
SIFMA	— Securities Industry and Financial Markets Association
SO	— Special Obligation
TANs	— Tax Anticipation Notes
TFA	— Transitional Finance Authority
TOBs	— Tender Option Bonds
USDT	— Unified School District
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes

IItem 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Short-Intermediate Duration Municipal Trust

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date May 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date May 21, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date May 21, 2012